Discontinued Operations	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Discontinued Operations
Sale of SMG Business
On September 23, 2016, CIE sold its SMG Business to Alpha Frontier Limited (“Alpha Frontier”) for cash consideration of $4.4 billion, subject to customary purchase price adjustments, pursuant to the Stock Purchase Agreement dated as of July 30, 2016 (the "Purchase Agreement"), which resulted in a pre-tax gain of approximately $4.2 billion.
As a result of the sale, CAC incurred estimated current income tax expense of approximately $285 million on the gain. Under the terms of its operating agreement, CGP is required to distribute funds to CAC, which CAC will use to pay its tax obligation resulting from the sale of the SMG Business (see Note 15), and $240 million of this was paid during the year ended December 31, 2016. During the three months ended March 31, 2017, CGP amended its operating agreement to clarify that taxable income resulting from the sale of the SMG Business would be allocated between CEC and CAC in a manner that more closely matched the allocation utilized for GAAP purposes. This resulted in less gain being allocated to CAC, and the estimated current income tax expense on the portion of the gain attributable to CAC was revised and reduced by $26 million to $259 million.
Additionally, proceeds from the sale were deposited into an escrow account to fund potential indemnity claims of Alpha Frontier under the Purchase Agreement (the "Indemnity Escrow"). The balance in the Indemnity Escrow was $259 million as of both March 31, 2017 and December 31, 2016. There were no indemnity claims made.
As discussed in Note 2, the majority of the proceeds from the sale of the SMG Business is restricted under the terms of the Purchase Agreement and the CIE Proceeds Agreement and was therefore classified as restricted cash upon receipt. As a result of the sale, the results of operations and cash flows related to the SMG Business were classified as discontinued operations for all periods presented effective beginning in the third quarter of 2016.
In connection with the closing of the SMG Business sale (“Closing”), CIE completed the following transactions, which were funded from the proceeds of the sale:

•
Repurchased all of the shares of CIE common stock held by Rock Gaming Interactive LLC, and its other minority investors (collectively, the "Minority Investors") in exchange for the right to receive cash payments representing the fair market value of the shares of CIE common stock at Closing.

•
Accelerated the vesting of all of the outstanding options, restricted stock units and warrants of CIE (collectively, "CIE equity awards") and canceled all such CIE equity awards in exchange for the right to receive cash payments equal to the intrinsic value of such awards.

The total amount distributed to the Minority Investors and former holders of CIE equity awards in connection with Closing was approximately $1.1 billion, which is subject to any purchase price adjustments pursuant to the Purchase Agreement. CGP has accrued $63 million as of both March 31, 2017 and December 31, 2016, respectively, for the estimated portion of the balance remaining in the Indemnity Escrow that is due to the Minority Investors and former holders of CIE equity awards. The balance is included in accrued expenses and other current liabilities on the Balance Sheets. The remaining proceeds from the sale of the SMG Business will be released from the Indemnity Escrow at the end of the escrow period, which is 12 months from the date of the Closing.
Effect on Statements of Operations of Discontinued Operations

(In millions)	Three Months Ended March 31, 2016
Revenues
Social and mobile games	$218
Operating expenses
Platform fees	64
Property, general, administrative, and other (1)	88
Total operating expenses	152
Pre-tax income from discontinued operations	66
Income tax provision	(33)
Total income from discontinued operations, net of income taxes	$33
____________________

(1)
Property, general, administrative, and other includes stock-based compensation expense directly identifiable with employees of the SMG Business of $15 million for the three months ended March 31, 2016.

Discontinued Operations
Sale of SMG Business
On September 23, 2016, CIE sold its SMG Business to Alpha Frontier Limited (“Alpha Frontier”) for cash consideration of $4.4 billion, subject to customary purchase price adjustments, pursuant to the Stock Purchase Agreement dated as of July 30, 2016 (the "Purchase Agreement"), which resulted in a pre-tax gain of approximately $4.2 billion.
As a result of the sale, CAC incurred estimated current income tax expense of approximately $285 million on the gain. Under the terms of its operating agreement, CGP is required to distribute $285 million to CAC, which CAC will use to pay its tax obligation resulting from the sale of the SMG Business (see Note 18). Additionally, $264 million was deposited into an escrow account to fund potential indemnity claims of Alpha Frontier under the Purchase Agreement (the "Indemnity Escrow"), of which $5 million was paid to Alpha Frontier during the fourth quarter of 2016 upon finalization of the purchase price adjustment pursuant to the Purchase Agreement, leaving a remaining balance of $259 million as of December 31, 2016. There were no indemnity claims made.
The majority of the proceeds from the sale of the SMG Business is restricted under the terms of the Purchase Agreement and the CIE Proceeds Agreement and was therefore classified as restricted cash as of December 31, 2016. As a result of the sale, the results of operations and cash flows related to the SMG Business were classified as discontinued operations for the year ended December 31, 2016, and the historical results have been recast as discontinued operations for the years ended December 31, 2015 and 2014. The related assets and liabilities have been recast as held for sale as of December 31, 2015.
In connection with the closing of the SMG Business sale (“Closing”), CIE completed the following transactions, which were funded from the proceeds of the sale:

•
Repurchased all of the shares of CIE common stock held by Rock Gaming Interactive LLC, and its other minority investors (collectively, the "Minority Investors") in exchange for the right to receive cash payments representing the fair market value of the shares of CIE common stock at Closing.

•
Accelerated the vesting of all of the outstanding options, restricted stock units and warrants of CIE (collectively, "CIE equity awards") and canceled all such CIE equity awards in exchange for the right to receive cash payments equal to the intrinsic value of such awards.

The total amount distributed to the Minority Investors and former holders of CIE equity awards in connection with Closing was approximately $1.1 billion, which is subject to any purchase price adjustments pursuant to the Purchase Agreement. As of December 31, 2016, CGP has accrued $63 million for the estimated portion of the balance remaining in the Indemnity Escrow that is due to the Minority Investors and former holders of CIE equity awards. The balance is included in accrued expenses and other current liabilities on the Balance Sheets. The remaining CIE Proceeds will be released from the Indemnity Escrow at the end of the escrow period, which is 12 months from the date of the Closing.
Assets and liabilities held for sale in the Balance Sheets are related to the SMG Business.
Carrying Amount of Major Classes of Assets and Liabilities of Discontinued Operations

(In millions)	December 31, 2015
Cash, cash equivalents, and restricted cash	$112
Receivables, prepayments, and other current assets	64
Property and equipment, net	14
Goodwill and other intangible assets	133
Deferred taxes, deferred charges, and other long-term assets	41
Total assets held for sale	$364

Accounts payable	$17
Accrued expenses and other current liabilities	40
Deferred taxes, deferred credits, and other long-term liabilities	9
Total liabilities held for sale	$66

The Statements of Operations for each year in the three-year period ended December 31, 2016 also includes discontinued operations related to certain properties owned by CEOC, which was deconsolidated effective January 15, 2015 (see Note 2).
Effect on Statements of Operations of Discontinued Operations

	Years Ended December 31,
(In millions)	2016	2015	2014
Net revenues
SMG Business	$678	$725	$549
Showboat Atlantic City	—	—	115
Harrah’s Tunica	—	—	46
Other	—	—	2
Total net revenues	678	725	712

Operating expenses
SMG Business (1)	748	499	447
Showboat Atlantic City	—	6	174
Harrah’s Tunica	—	—	166
Other	—	1	36
Total operating expenses	748	506	823

Gain from discontinued operations
SMG Business	4,180	—	—

Pre-tax income/(loss) from operations
SMG Business	4,110	226	102
Showboat Atlantic City	—	(6)	(59)
Harrah’s Tunica	—	—	(120)
Other	—	(1)	(34)
Total pre-tax income/(loss) from discontinued operations	$4,110	$219	$(111)

Income/(loss), net of income taxes
SMG Business	$3,380	$162	$49
Showboat Atlantic City	—	(6)	(38)
Harrah’s Tunica	—	—	(120)
Other	—	(1)	(34)
Total income/(loss) from discontinued operations, net of income taxes	$3,380	$155	$(143)

Tangible and intangible asset impairments
Showboat Atlantic City	$—	$—	$10
Harrah’s Tunica	—	—	68
Other	—	—	17
Total impairments from discontinued operations	$—	$—	$95

____________________

(1)
Operating expenses primarily consist of platform fees and property, general, administrative, and other expenses, including stock-based compensation expense directly identifiable with employees of the SMG Business of $264 million, $29 million, and $38 million for the years ended December 31, 2016, 2015, and 2014, respectively.

Showboat Atlantic City
CEOC closed its Showboat Atlantic City casino permanently effective in 2014 and subsequently sold it in 2015 for $18 million. In 2014, we accrued severance and other exit costs totaling $26 million and recognized a tangible asset impairment of $10 million. The liability for exit costs was derecognized when CEOC was deconsolidated in 2015.
Harrah’s Tunica
CEOC closed its Harrah’s Tunica casino permanently effective in 2014 and recorded intangible and tangible asset impairment charges totaling $68 million and accrued exit costs of $16 million associated with the closure of this casino. The liability for exit costs was derecognized when CEOC was deconsolidated in 2015.